Share Capital (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital [Abstract]
Schedule of Shares Issued Granted Options

In the years ended December 31, 2024, 2023 and 2022, the Company granted options as follows (amounts presented reflect the number of shares underlying options):

	Year ended December 31, 2024
	Award amount	Exercise price range	Vesting period	Expiration
Employees	50,500	$4.26-5.76	4 years	10 years
Consultants	25,000	$ 5.26	4 years	10 years

	Year ended December 31, 2023
	Award amount	Exercise price range	Vesting period	Expiration
Employees	158,000	$5.65-7.5	4 years	10 years
	Year ended December 31, 2022
	Award amount	Exercise price range	Vesting period	Expiration
Employees	529,000	$5.33-9.22	4 years	10 years
Directors	217,000	$9.22	4 years	10 years

Schedule of Fair Value of Options Granted	The underlying data used for computing the fair value of the options are as follows:
	Year ended December 31,
	2024	2023	2022
Value of one ordinary share	$4.27-5.46	$5.73-7.5	$5.03-9.22
Dividend yield	0%	0%	0%
Expected volatility	70.91-71.14%	70.27-74.1%	67.95-72.27%
Risk-free interest rate	4.21-4.46%	3.62-4.33%	0.39-3.03%
Expected term	6.11 years	6.11 years	6.11 years

Schedule of Granted Restricted Share Units

A summary of options data for the years ended December 31, 2024, 2023 and 2022, is as follows:

	Year ended December 31,
	2024		2023	2022
Total fair value of options granted		$252	$747	$3,970
Weighted-average grant date fair value of options granted, per option		$3.33	$4.73	$5.32
Total intrinsic value of the options exercised	$	*	$271	$221
Total fair value of options vested		$1,549	$4,380	$2,802

*	Less than 1

Schedule of Options Granted to Employees and Directors

The following table summarizes the activity in options granted to employees and directors for the year ended December 31, 2024:

	2024
	Number of options	Weighted average exercise price*	weighted average remaining contractual term (in years)	aggregate intrinsic value*
Options outstanding at the beginning of the year	1,745,880	$5.80	5.91	$1,165
Granted	50,500	5.15	8.57	-
Exercised	(1,840)	5.07	-	-
Expired	(29,313)	6.99	-	-
Forfeited	(37,472)	6.22	-	-
Options outstanding at the end of the year	1,727,755	$5.75	4.99	$-
Options exercisable at the end of the year	1,383,902	$5.64	4.27	$-

*	After repricing- see Note 8(B)(2)(a).
	2024
	Number of options	Weighted average exercise price	weighted average remaining contractual term (in years)	aggregate intrinsic value
Options outstanding at the beginning of the year	11,666	$16.78	1.36	$2
Granted	25,000	4.46	9.78	-
Options outstanding at the end of the year	36,666	$8.35	6.78	$-
Options exercisable at the end of the year	6,329	$9.95	0.34	$-

Schedule of Outstanding and Exercisable Options

The following tables summarize information concerning outstanding and exercisable options as of December 31, 2024:

December 31, 2024
Options outstanding			Options exercisable
Exercise prices *	Number of options outstanding at end of year	Weighted average remaining contractual Life	Number of options exercisable at end of year	Weighted average remaining contractual life
$24.68	6,666	0.38	1,329	0.38
7.50	98,562	8.24	43,436	8.24
6.50	15,500	8.65	5,531	8.65
6.39	948,572	6.33	780,313	6.13
6.03	5,000	0.33	5,000	0.33
5.76	5,000	9.44	-	-
5.65	17,000	8.92	4,250	8.92
5.33	104,157	7.92	52,408	7.92
5.26	37,000	9.26	-	-
5.07	145,500	1.08	145,500	1.08
$4.26	29,000	9.91	-	-
4.02	352,464	0.29	352,464	0.29
	1,764,421		1,390,231

*	In U.S. dollars per Ordinary Share.

Schedule of Granted Restricted Share Units

In the year ended December 31, 2024, the Company granted restricted share units, or RSU, as follows:

	Year ended December 31, 2024
	Number of RSU granted	Weighted Average Grant Date Fair Value
Employees	341,000	$5.05
Directors	100,000	$4.78

Schedule of Activity in RSU Granted to Employees and Directors

The following table summarizes the activity in RSU granted to employees and directors under the 2024 Plan for the year ended December 31, 2024:

	Number of options	Weighed Average Grant Date Fair Value
Unvested at the beginning of the period	-	$-
Granted	441,000	4.99
Unvested at the end of the period	441,000	$4.99

Schedule of Share-Based Compensation	The following table illustrates the effect of share-based compensation on the statements of operations:
	Year ended December 31
	2024	2023	2022
Cost of revenues	$-	$-	$22
Research and development expenses	783	714	565
General, administrative and marketing expenses	936	1,223	1,587
	$1,719	$1,937	$2,174